Shareholders’ Equity (Deficit) (Details) - Schedule of Ordinary Share Capital - shares	Jun. 30, 2024	Dec. 31, 2023
Schedule of Ordinary Share Capital [Abstract]
Ordinary shares, Authorized	107,800,000	107,800,000
Ordinary shares, Issued	4,797,252	1,653,559
Ordinary shares, Outstanding	4,797,252	1,653,559